Reverse Recapitalization (Details Narrative) - USD ($)							3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 18, 2022	Nov. 17, 2022	Nov. 17, 2022	Jul. 25, 2022	Dec. 06, 2021	Jul. 31, 2021	Mar. 31, 2023	Oct. 31, 2022	Mar. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jun. 08, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares outstanding		1,500,000	1,500,000			2,156,250	20,191,770	2,448,500			2,156,250	2,156,250			20,191,770	2,448,500	9,333,333
Stock Issued During Period, Shares, Conversion of Units		14,000,000	14,000,000
Common Stock, No Par Value		$ 0	$ 0			$ 0		$ 0			$ 0	$ 0			$ 0	$ 0
[custom:ExchangeRatioPerShare]		$ 9.33	$ 9.33
Excess Stock, Shares Issued		4,000,000	4,000,000
Number of shares issued			6,191,770	4,626,667		1,437,500
Total Revenues							$ 1,698,734		$ 2,666,863				$ 40,100,000		$ 9,840,709		$ 10,544,550
Net Income (loss)							$ (2,414,645)	$ 201,012	$ 222,585	$ (45,587)	$ (8,377)	$ (8,377)			(24,884,122)	$ (1,762,838)	864,829
Common Stock, Shares Subscribed but Unissued		2,591,545	2,591,545
Temporary Equity, Shares Issued		6,033,455	6,033,455					400,000								400,000
[custom:PrivateOrdinarySharesNoParValue-0]		$ 0	$ 0
[custom:PrivateOrdinarySharesOutstanding-0]		292,250	292,250
[custom:FounderSharesNoParValue-0]		$ 0	$ 0
[custom:FounderSharesOutstanding-0]		2,156,250	2,156,250
[custom:PublicRightsShares-0]		8,625,000	8,625,000
[custom:PrivateRightsShares-0]		292,250	292,250
Conversion of Stock, Shares Converted		891,725	891,725
Common stock, shares issued		1,500,000	1,500,000			2,156,250		2,448,500			2,156,250	2,156,250				2,448,500
Repayments of Convertible Debt		$ 300,000	$ 300,000
[custom:ProceedsFromReverseRecapitalization]	$ 1,300,000														$ 1,324,961
[custom:FundsHeldInTrustAccount]	87,074,185
[custom:FundsHeldInOperatingCashAccount]	248,499
Stock Redeemed or Called During Period, Value	$ 60,839,550
Stock Redeemed or Called During Period, Shares	6,033,455
Payments of Financing Costs	$ 2,965,646
Payments for Purchase of Securities, Operating Activities	21,892,527
Repayments of Related Party Debt	$ 300,000				$ 396,157											$ 396,157
Share Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued		60,000	60,000
Business Combination [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued		200,000	200,000
Forecast [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued													1,000,000	1,000,000
Total Revenues													$ 40,100,000	$ 20,100,000
Net Income (loss)													$ 10,100,000	$ 3,600,000
Common stock, shares issued																		1,600,000
First Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued		1,000,000	1,000,000
Share Price		$ 15.00	$ 15.00
Second Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued		1,000,000	1,000,000
Share Price		$ 20.00	$ 20.00